UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2015

Date of reporting period:	5/31/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

20/20 FOCUS FUND

SEMIANNUAL REPORT • MAY 31, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison 20/20 Focus Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison 20/20 Focus Fund

Prudential Jennison 20/20 Focus Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.30%	8.20%	84.41%	136.41%	—
Class B	2.93	7.47	78.09	120.15	—
Class C	2.93	7.48	78.19	120.23	—
Class Q	3.54	8.67	N/A	N/A	53.07% (3/8/11)
Class R	3.21	7.99	82.63	131.70	—
Class Z	3.39	8.48	87.17	143.09	—
S&P 500 Index	2.97	11.79	114.85	118.18	—
Russell 1000® Index	3.41	11.91	116.25	123.62	—
Lipper Large-Cap Growth Funds Average	4.47	14.17	111.35	126.40	—
Lipper Large-Cap Core Funds Average*	2.57	9.95	102.27	106.67	—

Average Annual Total Returns (With Sales Charges) as of 6/30/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–1.22%	12.93%	8.12%	—
Class B		–0.75	13.29	7.96	—
Class C		2.92	13.42	7.96	—
Class Q		4.97	N/A	N/A	10.45% (3/8/11)
Class R		4.29	13.99	8.51	—
Class Z		4.83	14.55	9.04	—
S&P 500 Index		7.41	17.33	7.89	—
Russell 1000 Index		7.37	17.58	8.13	—
Lipper Large-Cap Growth Funds Average		10.50	17.21	8.31	—
Lipper Large-Cap Core Funds Average*		5.83	15.93	7.25	—

*The Fund is compared to the Lipper Large-Cap Core Funds performance universe, although Lipper classifies the Fund in the Lipper Large-Cap Growth Funds performance universe. The Lipper Large-Cap Core Funds performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparison.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class Q shares through 5/31/15 is 73.64%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 6/30/15 is 13.34%.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000® Index, an index that represents approximately 98% of the US market. The cumulative total return for the Index measured from the month-end closest to the inception date for Class Q shares through 5/31/15 is 73.78%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 6/30/15 is 13.38%.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Large-Cap Growth Funds Universe. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 5/31/15 is 69.25%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 6/30/15 is 12.86%.

Prudential Jennison 20/20 Focus Fund	3

Your Fund’s Performance (continued)

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 5/31/15 is 65.14%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 6/30/15 is 12.02%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date, for the individual share class.

Five Largest Growth Holdings expressed as a percentage of net assets as of 5/31/15
Actavis PLC, Pharmaceuticals	6.1%
Apple, Inc., Technology Hardware, Storage & Peripherals	4.2
Facebook, Inc. (Class A Stock), Internet Software & Services	4.1
Walt Disney Co. (The), Media	3.6
Amazon.com, Inc., Internet & Catalog Retail	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 5/31/15
JPMorgan Chase & Co., Banks	3.0%
Mondelez International, Inc. (Class A Stock), Food Products	2.6
MetLife, Inc., Insurance	2.5
Bunge Ltd., Food Products	2.5
Bayer AG (Germany), ADR, Pharmaceuticals	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/15
Pharmaceuticals	12.7%
Internet Software & Services	11.5
Internet & Catalog Retail	7.2
Technology Hardware, Storage & Peripherals	6.1
Biotechnology	5.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2014, at the beginning of the period, and held through the six-month period ended May 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison 20/20 Focus Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison 20/20 Focus Fund		Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,033.00	1.19%	$6.03
	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99

Class B	Actual	$1,000.00	$1,029.30	1.89%	$9.56
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50

Class C	Actual	$1,000.00	$1,029.30	1.89%	$9.56
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50

Class Q	Actual	$1,000.00	$1,035.40	0.76%	$3.86
	Hypothetical	$1,000.00	$1,021.14	0.76%	$3.83

Class R	Actual	$1,000.00	$1,032.10	1.39%	$7.04
	Hypothetical	$1,000.00	$1,018.00	1.39%	$6.99

Class Z	Actual	$1,000.00	$1,033.90	0.89%	$4.51
	Hypothetical	$1,000.00	$1,020.49	0.89%	$4.48

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2015, and divided by the 365 days in the fund’s fiscal year ending November 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended May 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.19%	1.19%
B	1.89	1.89
C	1.89	1.89
Q	0.76	0.76
R	1.64	1.39
Z	0.89	0.89

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison 20/20 Focus Fund	7

Portfolio of Investments

as of May 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS

Aerospace & Defense 1.0%
Boeing Co. (The)	135,848	$19,089,361

Automobiles 2.2%
Tesla Motors, Inc.*(a)	161,907	40,606,276

Banks 4.4%
JPMorgan Chase & Co.	838,766	55,174,028
PNC Financial Services Group, Inc. (The)	272,986	26,122,030

		81,296,058

Biotechnology 5.9%
Biogen, Inc.*	122,093	48,469,700
Celgene Corp.*	310,768	35,564,290
Regeneron Pharmaceuticals, Inc.*	50,000	25,628,000

		109,661,990

Chemicals 1.4%
FMC Corp.	463,886	26,520,363

Consumer Finance 2.3%
SLM Corp.	4,206,633	43,160,054

Electric Utilities 2.1%
FirstEnergy Corp.	1,075,640	38,378,835

Electrical Equipment 2.2%
Eaton Corp. PLC	571,152	40,888,772

Energy Equipment & Services 1.7%
Halliburton Co.	717,767	32,586,622

Food Products 5.2%
Bunge Ltd.	507,235	46,949,672
Mondelez International, Inc. (Class A Stock)	1,183,106	49,205,378

		96,155,050

Hotels, Restaurants & Leisure 4.0%
Carnival Corp.	958,498	44,407,212
Starbucks Corp.	570,412	29,638,608

		74,045,820

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 2.5%
MetLife, Inc.	898,457	$46,953,363

Internet & Catalog Retail 7.2%
Amazon.com, Inc.*	142,769	61,280,738
JD.com, Inc. (China), ADR*	1,234,915	41,591,937
Netflix, Inc.*	49,653	30,986,451

		133,859,126

Internet Software & Services 11.5%
Facebook, Inc. (Class A Stock)*	969,441	76,770,033
Google, Inc. (Class A Stock)*	38,199	20,830,679
Google, Inc. (Class C Stock)*	43,042	22,903,078
LinkedIn Corp. (Class A Stock)*	217,908	42,476,806
Tencent Holdings Ltd. (China), ADR	2,551,474	50,927,421

		213,908,017

IT Services 5.4%
FleetCor Technologies, Inc.*	210,773	32,067,004
MasterCard, Inc. (Class A Stock)	374,942	34,592,149
Visa, Inc. (Class A Stock)	498,566	34,241,513

		100,900,666

Machinery 1.1%
SPX Corp.	271,712	20,190,919

Media 5.5%
Comcast Corp. (Class A Stock)	615,490	35,981,545
Walt Disney Co. (The)	604,754	66,746,699

		102,728,244

Multiline Retail 2.3%
Target Corp.	532,193	42,213,549

Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp.	343,158	28,691,440
Noble Energy, Inc.	657,957	28,805,358

		57,496,798

Pharmaceuticals 12.7%
Actavis PLC*	368,934	113,192,641

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Bayer AG (Germany), ADR	316,798	$45,241,922
Merck & Co., Inc.	420,047	25,576,662
Shire PLC (Ireland), ADR	198,553	51,653,563

		235,664,788

Semiconductors & Semiconductor Equipment 1.6%
Applied Materials, Inc.	1,492,826	30,050,587

Software 4.9%
Microsoft Corp.	754,530	35,357,276
salesforce.com, inc.*	774,267	56,327,924

		91,685,200

Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	606,391	79,000,619
Hewlett-Packard Co.	1,043,570	34,855,238

		113,855,857

Textiles, Apparel & Luxury Goods 3.6%
NIKE, Inc. (Class B Stock)	298,482	30,346,665
Under Armour, Inc. (Class A Stock)*(a)	463,831	36,368,989

		66,715,654

TOTAL LONG-TERM INVESTMENTS (cost $1,419,223,940)		1,858,611,969

SHORT-TERM INVESTMENT 4.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $75,169,918; includes $75,169,207 of cash collateral for securities on loan) (Note 3)(b)(c)	75,169,918	75,169,918

TOTAL INVESTMENTS 104.0% (cost $1,494,393,858) (Note 5)		1,933,781,887
Liabilities in excess of other assets (4.0)%		(73,862,099)

NET ASSETS 100.0%		$1,859,919,788

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	11

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,585,875; cash collateral of $75,169,207 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,089,361	$—	$—
Automobiles	40,606,276	—	—
Banks	81,296,058	—	—
Biotechnology	109,661,990	—	—
Chemicals	26,520,363	—	—
Consumer Finance	43,160,054	—	—
Electric Utilities	38,378,835	—	—
Electrical Equipment	40,888,772	—	—
Energy Equipment & Services	32,586,622	—	—
Food Products	96,155,050	—	—
Hotels, Restaurants & Leisure	74,045,820	—	—
Insurance	46,953,363	—	—
Internet & Catalog Retail	133,859,126	—	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Common Stocks (continued)
Internet Software & Services	$213,908,017	$—	$—
IT Services	100,900,666	—	—
Machinery	20,190,919	—	—
Media	102,728,244	—	—
Multiline Retail	42,213,549	—	—
Oil, Gas & Consumable Fuels	57,496,798	—	—
Pharmaceuticals	235,664,788	—	—
Semiconductors & Semiconductor Equipment	30,050,587	—	—
Software	91,685,200	—	—
Technology Hardware, Storage & Peripherals	113,855,857	—	—
Textiles, Apparel & Luxury Goods	66,715,654	—	—
Affiliated Money Market Mutual Fund	75,169,918	—	—

Total	$1,933,781,887	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2015 was as follows:

Pharmaceuticals	12.7%
Internet Software & Services	11.5
Internet & Catalog Retail	7.2
Technology Hardware, Storage & Peripherals	6.1
Biotechnology	5.9
Media	5.5
IT Services	5.4
Food Products	5.2
Software	4.9
Banks	4.4
Affiliated Money Market Mutual Fund (including 4.0% of collateral for securities on loan)	4.1
Hotels, Restaurants & Leisure	4.0
Textiles, Apparel & Luxury Goods	3.6
Oil, Gas & Consumable Fuels	3.1
Insurance	2.5
Consumer Finance	2.3%
Multiline Retail	2.3
Electrical Equipment	2.2
Automobiles	2.2
Electric Utilities	2.1
Energy Equipment & Services	1.7
Semiconductors & Semiconductor Equipment	1.6
Chemicals	1.4
Machinery	1.1
Aerospace & Defense	1.0

104.0
Liabilities in excess of other assets	(4.0)

100.0%

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	13

Statement of Assets and Liabilities

as of May 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $73,585,875:
Unaffiliated Investments (cost $1,419,223,940)	$1,858,611,969
Affiliated Investments (cost $75,169,918)	75,169,918
Receivable for investments sold	50,924,508
Dividends and interest receivable	2,928,848
Receivable for Fund shares sold	867,443
Tax reclaim receivable	332,131
Prepaid expenses	22,254

Total assets	1,988,857,071

Liabilities
Payable to broker for collateral for securities on loan	75,169,207
Payable for investments purchased	40,569,604
Payable for Fund shares reacquired	6,267,691
Loan payable	3,217,000
Payable to custodian	1,305,703
Management fee payable	1,157,412
Distribution fee payable	597,444
Accrued expenses	562,849
Affiliated transfer agent fee payable	88,983
Loan interest payable	1,390

Total liabilities	128,937,283

Net Assets	$1,859,919,788

Net assets were comprised of:
Shares of beneficial interest, at par	$111,101
Paid-in capital in excess of par	1,276,274,420

1,276,385,521
Undistributed net investment income	1,567,865
Accumulated net realized gain on investment and foreign currency transactions	142,578,373
Net unrealized appreciation on investments and foreign currencies	439,388,029

Net assets, May 31, 2015	$1,859,919,788

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($835,220,560 ÷ 48,391,573 shares of beneficial interest issued and outstanding)	$17.26
Maximum sales charge (5.50% of offering price)	1.00

Maximum offering price to public	$18.26

Class B
Net asset value, offering price and redemption price per share ($100,207,163 ÷ 7,077,999 shares of beneficial interest issued and outstanding)	$14.16

Class C
Net asset value, offering price and redemption price per share ($299,566,330 ÷ 21,146,251 shares of beneficial interest issued and outstanding)	$14.17

Class Q
Net asset value, offering price and redemption price per share ($9,736,550 ÷ 526,906 shares of beneficial interest issued and outstanding)	$18.48

Class R
Net asset value, offering price and redemption price per share ($94,659,590 ÷ 5,644,939 shares of beneficial interest issued and outstanding)	$16.77

Class Z
Net asset value, offering price and redemption price per share ($520,529,595 ÷ 28,313,113 shares of beneficial interest issued and outstanding)	$18.38

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	15

Statement of Operations

Six Months Ended May 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $149,893)	$13,675,748
Affiliated income from securities lending, net	110,216
Affiliated dividend income	13,099

Total income	13,799,063

Expenses
Management fee	7,022,914
Distribution fee—Class A	1,279,733
Distribution fee—Class B	527,870
Distribution fee—Class C	1,566,599
Distribution fee—Class R	366,637
Transfer agent’s fees and expenses (including affiliated expense of $235,300)	1,209,000
Custodian and accounting fees	119,000
Shareholders’ reports	108,000
Registration fees	57,000
Trustees’ fees	27,000
Legal fees and expenses	17,000
Insurance expenses	15,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	7,000
Loan interest expense	7,049
Miscellaneous	12,608

Total expenses	12,353,410
Less: Distribution fee waiver—Class R	(122,212)

Net expenses	12,231,198

Net investment income	1,567,865

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	157,953,244
Net change in unrealized appreciation (depreciation) on investments	(100,927,646)

Net gain on investment transactions	57,025,598

Net Increase In Net Assets Resulting From Operations	$58,593,463

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2015	Year Ended November 30, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$1,567,865	$(7,432,999)
Net realized gain on investment and foreign currency transactions	157,953,244	205,199,215
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(100,927,646)	(1,715,102)

Net increase in net assets resulting from operations	58,593,463	196,051,114

Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	—	(35,778)
Class Z	—	(535,852)

	—	(571,630)

Distributions from net realized gains
Class A	(84,461,713)	(160,665,896)
Class B	(12,658,490)	(22,398,029)
Class C	(37,688,891)	(57,669,608)
Class Q	(1,183,921)	(2,348,688)
Class R	(9,889,285)	(17,825,273)
Class Z	(54,020,045)	(77,818,551)

	(199,902,345)	(338,726,045)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	74,250,429	232,927,411
Net asset value of shares issued in reinvestment of dividends and distributions	181,243,861	302,085,514
Cost of shares reacquired	(342,524,478)	(730,210,728)

Net decrease in net assets from Fund share transactions	(87,030,188)	(195,197,803)

Total decrease	(228,339,070)	(338,444,364)

Net Assets:
Beginning of period	2,088,258,858	2,426,703,222

End of period(a)	$1,859,919,788	$2,088,258,858

(a) Includes undistributed net investment income of:	$1,567,865	$—

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust consists of two funds: Prudential Jennison 20/20 Focus Fund (the “Fund”) and Prudential Jennison MLP Fund. These financial statements relate to Prudential Jennison 20/20 Focus Fund. The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the

18

security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Jennison 20/20 Focus Fund	19

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency

20

contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for over-the-counter (“OTC”) derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending

Prudential Jennison 20/20 Focus Fund	21

Notes to Financial Statements

(Unaudited) continued

agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

22

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to and including $1 billion and .70% of such average daily net assets in excess of $1 billion. The effective management fee rate was .73% for the six months ended May 31, 2015.

There are two portfolio managers at Jennison, both of which manage approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the Fund’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2016.

Prudential Jennison 20/20 Focus Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $297,780 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2015, it received $445, $52,757 and $5,166 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended May 31, 2015, PIM was compensated approximately $32,900 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2015, were $878,782,523 and $1,136,344,933 respectively.

24

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2015 were as follows:

Tax Basis	$1,503,858,031

Appreciation	450,748,195
Depreciation	(20,824,339)

Net Unrealized Appreciation	$429,923,856

The book basis may differ from tax basis due to certain tax related adjustments.

In accordance with the provision of Subchapter M of the Internal Revenue Code and the excise tax requirements, the Fund elected to treat post-October capital losses of approximately $7,334,000 as having been incurred in the following fiscal year (November 30, 2015).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Prudential Jennison 20/20 Focus Fund	25

Notes to Financial Statements

(Unaudited) continued

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z. As of May 31, 2015, PI owned 83 Class Q shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2015:
Shares sold	1,484,352	$24,935,285
Shares issued in reinvestment of dividends and distributions	5,077,029	80,927,852
Shares reacquired	(6,846,185)	(115,771,095)

Net increase (decrease) in shares outstanding before conversion	(284,804)	(9,907,958)
Shares issued upon conversion from other classes	504,319	8,677,893
Shares reacquired upon conversion into other classes	(190,405)	(3,228,109)

Net increase (decrease) in shares outstanding	29,110	$(4,458,174)

Year ended November 30, 2014:
Shares sold	4,945,230	$86,634,867
Shares issued in reinvestment of dividends and distributions	9,199,596	152,621,301
Shares reacquired	(20,910,930)	(366,512,030)

Net increase (decrease) in shares outstanding before conversion	(6,766,104)	(127,255,862)
Shares issued upon conversion from other classes	1,131,884	19,959,553
Shares reacquired upon conversion into other classes	(5,588,832)	(98,762,170)

Net increase (decrease) in shares outstanding	(11,223,052)	$(206,058,479)

Class B
Six months ended May 31, 2015:
Shares sold	85,412	$1,145,615
Shares issued in reinvestment of dividends and distributions	884,544	11,605,222
Shares reacquired	(778,922)	(10,772,236)

Net increase (decrease) in shares outstanding before conversion	191,034	1,978,601
Shares reacquired upon conversion into other classes	(586,794)	(8,377,721)

Net increase (decrease) in shares outstanding	(395,760)	$(6,399,120)

Year ended November 30, 2014:
Shares sold	376,555	$5,485,830
Shares issued in reinvestment of dividends and distributions	1,453,081	20,400,988
Shares reacquired	(1,350,817)	(20,249,820)

Net increase (decrease) in shares outstanding before conversion	478,819	5,636,998
Shares reacquired upon conversion into other classes	(1,275,262)	(18,976,061)

Net increase (decrease) in shares outstanding	(796,443)	$(13,339,063)

26

Class C	Shares	Amount
Six months ended May 31, 2015:
Shares sold	951,588	$12,956,551
Shares issued in reinvestment of dividends and distributions	2,520,926	33,074,549
Shares reacquired	(3,760,923)	(52,133,497)

Net increase (decrease) in shares outstanding before conversion	(288,409)	(6,102,397)
Shares reacquired upon conversion into other classes	(255,506)	(3,612,129)

Net increase (decrease) in shares outstanding	(543,915)	$(9,714,526)

Year ended November 30, 2014:
Shares sold	1,789,824	$26,283,509
Shares issued in reinvestment of dividends and distributions	3,553,471	49,926,525
Shares reacquired	(4,392,118)	(65,666,989)

Net increase (decrease) in shares outstanding before conversion	951,177	10,543,045
Shares reacquired upon conversion into other classes	(609,288)	(9,185,205)

Net increase (decrease) in shares outstanding	341,889	$1,357,840

Class Q
Six months ended May 31, 2015:
Shares sold	18,518	$331,264
Shares issued in reinvestment of dividends and distributions	69,520	1,183,921
Shares reacquired	(234,926)	(4,269,106)

Net increase (decrease) in shares outstanding	(146,888)	$(2,753,921)

Year ended November 30, 2014:
Shares sold	66,327	$1,225,226
Shares issued in reinvestment of dividends and distributions	135,944	2,384,466
Shares reacquired	(398,740)	(7,311,753)

Net increase (decrease) in shares outstanding	(196,469)	$(3,702,061)

Class R
Six months ended May 31, 2015
Shares sold	331,525	$5,409,429
Shares issued in reinvestment of dividends and distributions	599,785	9,296,669
Shares reacquired	(1,006,273)	(16,648,424)

Net increase (decrease) in shares outstanding	(74,963)	$(1,942,326)

Year ended November 30, 2014:
Shares sold	1,011,474	$17,416,378
Shares issued in reinvestment of dividends and distributions	1,005,637	16,301,386
Shares reacquired	(2,891,510)	(49,514,786)

Net increase (decrease) in shares outstanding	(874,399)	$(15,797,022)

Prudential Jennison 20/20 Focus Fund	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended May 31, 2015:
Shares sold	1,655,072	$29,472,285
Shares issued in reinvestment of dividends and distributions	2,664,050	45,155,648
Shares reacquired	(7,930,984)	(142,930,120)

Net increase (decrease) in shares outstanding before conversion	(3,611,862)	(68,302,187)
Shares issued upon conversion from other classes	373,389	6,767,372
Shares reacquired upon conversion into other classes	(12,626)	(227,306)

Net increase (decrease) in shares outstanding	(3,251,099)	$(61,762,121)

Year ended November 30, 2014:
Shares sold	5,182,266	$95,881,601
Shares issued in reinvestment of dividends and distributions	3,456,309	60,450,848
Shares reacquired	(11,856,835)	(220,955,350)

Net increase (decrease) in shares outstanding before conversion	(3,218,260)	(64,622,901)
Shares issued upon conversion from other classes	5,770,855	107,782,090
Shares reacquired upon conversion into other classes	(43,653)	(818,207)

Net increase (decrease) in shares outstanding	2,508,942	$42,340,982

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended May 31, 2015. The average daily balance for the 90 days that the Fund had loans outstanding during the period was $1,980,733, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $12,034,000. At May 31, 2015, the Fund had an outstanding loan amount of $3,217,000.

28

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Jennison 20/20 Focus Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,	Ten Months Ended November 30,		Year Ended January 31,
	2015		2014	2013(i)		2013	2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.55		$19.71	$16.60		$15.83	$15.98	$13.84		$9.41
Income (loss) from investment operations:
Net investment income (loss)	.02		(.05)	.05		(.01)	(.02)	-	(b)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.45		1.60	3.59		1.59	.29	2.14		4.45
Total from investment operations	.47		1.55	3.64		1.58	.27	2.14		4.43
Less Distributions:
Distributions from net realized gains	(1.76)		(2.71)	(.53)		(.81)	(.42)	-		-
Capital Contributions(c):	-		-	-		-	-	-	(b)	-
Net asset value, end of period	$17.26		$18.55	$19.71		$16.60	$15.83	$15.98		$13.84
Total Return(d):	3.30%		9.49%	22.35%		10.37%	1.77%	15.46%		47.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$835,221		$897,251	$1,174,447		$1,065,531	$1,125,940	$1,183,059		$1,110,264
Average net assets (000)	$855,499		$1,017,334	$1,110,859		$1,097,353	$1,139,012	$1,143,188		$825,817
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.19%	(g)	1.18%	1.18%	(g)	1.18%	1.18%	1.19%		1.20%
Expenses before waivers and/or expense reimbursement	1.19%	(g)	1.18%	1.18%	(g)	1.18%	1.18%	1.19%		1.20%
Net investment income (loss)	.23%	(g)	(.26)%	.30%	(g)	(.05)%	(.11)%	-%	(f)	(.19)%
Portfolio turnover rate	46%	(h)	88%	62%	(h)	59%	82%	116%		102%

(a) Calculated based on average shares outstanding during period.

(b) Less than $.005 per share.

(c) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less that one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Less than .005% per share.

(g) Annualized.

(h) Not annualized.

(i) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

30

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,	Ten Months Ended November 30,		Year Ended January 31,
	2015		2014	2013(h)		2013	2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.60		$17.11	$14.56		$14.08	$14.36	$12.52		$8.58
Income (loss) from investment operations:
Net investment loss	(.03)		(.14)	(.05)		(.11)	(.12)	(.09)		(.10)
Net realized and unrealized gain on investment and foreign currency transactions	.35		1.34	3.13		1.40	.26	1.93		4.04
Total from investment operations	.32		1.20	3.08		1.29	.14	1.84		3.94
Less Distributions:
Distributions from net realized gains	(1.76)		(2.71)	(.53)		(.81)	(.42)	-		-
Capital Contributions(e):	-		-	-		-	-	-	(d)	-
Net asset value, end of period	$14.16		$15.60	$17.11		$14.56	$14.08	$14.36		$12.52
Total Return(b):	2.93%		8.77%	21.62%		9.59%	1.06%	14.70%		45.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100,207		$116,571	$141,499		$137,765	$148,930	$165,659		$148,333
Average net assets (000)	$105,864		$128,076	$136,116		$142,736	$157,386	$155,300		$124,031
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.89%	(f)	1.88%	1.88%	(f)	1.88%	1.88%	1.89%		1.90%
Expenses before waivers and/or expense reimbursement	1.89%	(f)	1.88%	1.88%	(f)	1.88%	1.88%	1.89%		1.90%
Net investment loss	(.46)%	(f)	(.95)%	(.40)%	(f)	(.75)%	(.81)%	(.70)%		(.88)%
Portfolio turnover rate	46%	(g)	88%	62%	(g)	59%	82%	116%		102%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

(h) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,	Ten Months Ended November 30,		Year Ended January 31,
	2015		2014	2013(h)		2013	2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.61		$17.12	$14.57		$14.08	$14.36	$12.53		$8.58
Income (loss) from investment operations:
Net investment loss	(.03)		(.14)	(.05)		(.11)	(.12)	(.09)		(.10)
Net realized and unrealized gain on investment and foreign currency transactions	.35		1.34	3.13		1.41	.26	1.92		4.05
Total from investment operations	.32		1.20	3.08		1.30	.14	1.83		3.95
Less Distributions:
Distributions from net realized gains	(1.76)		(2.71)	(.53)		(.81)	(.42)	-		-
Capital Contributions(e):	-		-	-		-	-	-	(d)	-
Net asset value, end of period	$14.17		$15.61	$17.12		$14.57	$14.08	$14.36		$12.53
Total Return(b):	2.93%		8.77%	21.61%		9.66%	1.06%	14.60%		46.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$299,566		$338,517	$365,467		$335,759	$366,089	$398,038		$330,562
Average net assets (000)	$314,180		$353,049	$345,686		$349,269	$381,245	$370,033		$241,607
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.89%	(f)	1.88%	1.88%	(f)	1.88%	1.88%	1.89%		1.90%
Expenses before waivers and/or expense reimbursement	1.89%	(f)	1.88%	1.88%	(f)	1.88%	1.88%	1.89%		1.90%
Net investment loss	(.47)%	(f)	(.95)%	(.40)%	(f)	(.75)%	(.81)%	(.70)%		(.90)%
Portfolio turnover rate	46%	(g)	88%	62%	(g)	59%	82%	116%		102%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

(h) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

32

Class Q Shares
	Six Months Ended May 31,		Year Ended November 30,	Ten Months Ended November 30,		Year Ended January 31,	March 28, 2011(a) through January 31,
	2015		2014	2013(g)		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$19.69		$20.72	$17.37		$16.45	$17.09
Income (loss) from investment operations:
Net investment income	.06		.03	.12		.06	.05
Net realized and unrealized gain on investment and foreign currency transactions	.49		1.69	3.76		1.67	(.27)
Total from investment operations	.55		1.72	3.88		1.73	(.22)
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	-		-	-
Distributions from net realized gains	(1.76)		(2.71)	(.53)		(.81)	(.42)
Total dividends and distributions	(1.76)		(2.75)	(.53)		(.81)	(.42)
Net asset value, end of period	$18.48		$19.69	$20.72		$17.37	$16.45
Total Return(c):	3.54%		9.93%	22.75%		10.90%	(1.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,737		$13,270	$18,030		$23,654	$20,845
Average net assets (000)	$12,921		$14,793	$22,424		$18,725	$23,124
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.76%	(e)	.76%	.75%	(e)	.75%	.75%	(e)
Expenses before waivers and/or expense reimbursement	.76%	(e)	.76%	.75%	(e)	.75%	.75%	(e)
Net investment income	.65%	(e)	.16%	.80%	(e)	.37%	.35%	(e)
Portfolio turnover rate	46%	(f)	88%	62%	(f)	59%	82%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,	Ten Months Ended November 30,		Year Ended January 31,
	2015		2014	2013(h)		2013	2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.09		$19.32	$16.31		$15.60	$15.78	$13.70		$9.34
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(.08)	.02		(.04)	(.05)	(.03)		(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.44		1.56	3.52		1.56	.29	2.11		4.41
Total from investment operations	.44		1.48	3.54		1.52	.24	2.08		4.36
Less Distributions:
Distributions from net realized gains	(1.76)		(2.71)	(.53)		(.81)	(.42)	-		-
Capital Contributions(b):	-		-	-		-	-	-	(c)	-
Net asset value, end of period	$16.77		$18.09	$19.32		$16.31	$15.60	$15.78		$13.70
Total Return(d):	3.21%		9.29%	22.13%		10.14%	1.60%	15.18%		46.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94,659		$103,493	$127,424		$114,584	$109,794	$92,276		$52,022
Average net assets (000)	$98,039		$110,415	$121,488		$115,501	$102,506	$72,700		$38,041
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.39%	(f)	1.38%	1.38%	(f)	1.38%	1.38%	1.39%		1.40%
Expenses before waivers and/or expense reimbursement	1.64%	(f)	1.63%	1.63%	(f)	1.63%	1.63%	1.64%		1.65%
Net investment income (loss)	.04%	(f)	(.46)%	.11%	(f)	(.25)%	(.32)%	(.23)%		(.39)%
Portfolio turnover rate	46%	(g)	88%	62%	(g)	59%	82%	116%		102%

(a) Calculated based on average shares outstanding during period.

(b) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

(h) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,	Ten Months Ended November 30,		Year Ended January 31,
	2015		2014	2013(h)		2013	2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.62		$20.64	$17.33		$16.44	$16.52	$14.27		$9.68
Income (loss) from investment operations:
Net investment income	.05		.01	.09		.04	.03	.04		.01
Net realized and unrealized gain on investment and foreign currency transactions	.47		1.70	3.75		1.66	.31	2.21		4.58
Total from investment operations	.52		1.71	3.84		1.70	.34	2.25		4.59
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	-		-	-	-		-
Distributions from net realized gains	(1.76)		(2.71)	(.53)		(.81)	(.42)	-		-
Total dividends and distributions	(1.76)		(2.73)	(.53)		(.81)	(.42)	-		-
Capital Contributions(b):	-		-	-		-	-	-	(c)	-
Net asset value, end of period	$18.38		$19.62	$20.64		$17.33	$16.44	$16.52		$14.27
Total Return(d):	3.39%		9.89%	22.57%		10.72%	2.14%	15.77%		47.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$520,530		$619,157	$599,835		$643,397	$776,442	$792,376		$666,131
Average net assets (000)	$554,128		$600,882	$593,229		$731,863	$792,733	$719,773		$438,071
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	.89%	(f)	.88%	.88%	(f)	.88%	.88%	.89%		.90%
Expenses before waivers and/or expense reimbursement	.89%	(f)	.88%	.88%	(f)	.88%	.88%	.89%		.90%
Net investment income	.54%	(f)	.04%	.60%	(f)	.25%	.19%	.30%		.09%
Portfolio turnover rate	46%	(g)	88%	62%	(g)	59%	82%	116%		102%

(a) Calculated based on average shares outstanding during period.

(b) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

(h) For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker •

Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer •

Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison 20/20 Focus Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON 20/20 FOCUS FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PJTQX	JTWRX	PTWZX
CUSIP	74440G107	74440G206	74440G305	74440G602	74440G503	74440G404

MF183E2    0279984-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

MLP FUND

SEMIANNUAL REPORT • MAY 31, 2015

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison MLP Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison MLP Fund

Prudential Jennison MLP Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/15
	Six Months	One Year	Since Inception
Class A	1.13%	2.32%	17.64% (12/18/13)
Class C	0.78	1.61	16.41 (12/18/13)
Class Z	1.31	2.59	18.05 (12/18/13)
Alerian MLP Index	–8.42	–7.40
Lipper Energy MLP Funds Avg.	–4.31	–4.24

Average Annual Total Returns (With Sales Charges) as of 6/30/15
		One Year	Since Inception
Class A		–10.97%	4.55% (12/18/13)
Class C		–7.49	7.65 (12/18/13)
Class Z		–5.61	8.74 (12/18/13)
Alerian MLP Index		–19.81
Lipper Energy MLP Funds Avg.		–14.40

The Fund’s returns are calculated on a post corporate tax basis.

Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

2	Visit our website at www.prudentialfunds.com

Benchmark Definitions

Alerian MLP Index

The Alerian MLP Index is an unmanaged index composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The Index is calculated using a float-adjusted, capitalization-weighted methodology. The cumulative total return for the Index measured from the month-end closest to the inception date for Class A, Class C and Class Z shares through 5/31/15 is 1.69%. The average annual total return for the Index measured from the month-end closest to the inception date for Class A, Class C and Class Z shares through 6/30/15 is –4.54%.

Lipper Energy MLP Funds Average

Funds in the Lipper Energy MLP Funds Average (Lipper Average) invest primarily in Master Limited Partnerships (MLPs) engaged in the transportation, storage, and processing of minerals and natural resources in the energy sector. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C and Class Z shares through 5/31/15 is 5.66%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C and Class Z shares through 6/30/15 is –0.11%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception return for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/15
Energy Transfer Partners LP, Oil & Gas Storage & Transportation	5.9%
Energy Transfer Equity LP, Oil & Gas Storage & Transportation	5.6
EQT GP Holdings LP, Oil & Gas Storage & Transportation	4.9
Tallgrass Energy Partners LP, Oil & Gas Storage & Transportation	4.5
Shell Midstream Partners LP, Oil & Gas Storage & Transportation	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/15
Oil & Gas Storage & Transportation	90.7%
Renewable Electricity	3.5
Oil & Gas Refining & Marketing	2.8
Oil & Gas Equipment & Services	2.8

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison MLP Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2014, at the beginning of the period, and held through the six-month period ended May 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or tax expenses. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison MLP Fund		Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,011.30	1.50%	$7.52
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class C	Actual	$1,000.00	$1,007.80	2.25%	$11.26
	Hypothetical	$1,000.00	$1,013.71	2.25%	$11.30

Class Z	Actual	$1,000.00	$1,013.10	1.25%	$6.27
	Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential Jennison MLP Fund	5

Fees and Expenses (continued)

The Fund’s annualized expense ratios before tax expenses for the six-month period ended May 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.64%	1.50%
C	2.34	2.25
Z	1.34	1.25

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of May 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 11.8%

Oil & Gas Storage & Transportation 9.6%
Kinder Morgan, Inc.	126,339	$5,241,805
SemGroup Corp. (Class A Stock)	49,634	3,906,196
Targa Resources Corp.	15,050	1,383,847
Williams Cos., Inc. (The)	75,536	3,859,890

		14,391,738

Renewable Electricity 2.2%
Abengoa Yield PLC, PIPE (Spain)(a)	91,999	3,359,620

TOTAL COMMON STOCKS (cost $17,807,375)		17,751,358

MASTER LIMITED PARTNERSHIPS 88.0%

Oil & Gas Equipment & Services 2.8%
USA Compression Partners LP	188,980	4,212,364

Oil & Gas Refining & Marketing 2.8%
NuStar Energy LP	68,272	4,260,856

Oil & Gas Storage & Transportation 81.1%
Antero Midstream Partners LP	103,757	2,957,075
Blueknight Energy Partners LP	178,818	1,380,475
Buckeye Partners LP	60,830	4,703,984
Cheniere Energy Partners LP	126,025	4,182,770
Columbia Pipeline Partners LP	154,058	4,167,269
Crossamerica Partners LP	110,934	3,708,524
Dominion Midstream Partners LP	106,313	4,482,156
Enbridge Energy Partners LP	120,013	4,451,282
Energy Transfer Equity LP	122,063	8,382,066
Energy Transfer Partners LP	157,171	8,837,725
Enterprise Products Partners LP	72,288	2,343,577
EQT GP Holdings LP*	229,206	7,385,017
EQT Midstream Partners LP	38,409	3,213,681
MarkWest Energy Partners LP	54,877	3,546,701
MPLX LP	49,317	3,600,141
Phillips 66 Partners LP	50,934	3,704,939
Plains All American Pipeline LP	33,525	1,573,999
Plains GP Holdings LP (Class A Stock)	154,791	4,327,956
Rice Midstream Partners LP	133,598	2,277,846

See Notes to Financial Statements.

Prudential Jennison MLP Fund	7

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIPS (Continued)

Oil & Gas Storage & Transportation (cont’d.)
Rose Rock Midstream LP	80,227	$4,065,102
Shell Midstream Partners LP	136,532	6,130,287
Shell Midstream Partners LP, PIPE(a)	8,783	370,695
Summit Midstream Partners LP	99,014	3,329,841
Sunoco Logistics Partners LP	58,936	2,333,866
Sunoco LP	87,066	4,022,449
Tallgrass Energy GP LP*	179,707	5,759,609
Tallgrass Energy Partners LP	136,837	6,772,063
Western Gas Equity Partners LP	25,199	1,613,996
Western Refining Logistics LP	93,837	2,769,130
Williams Partners LP	93,538	5,226,902

		121,621,123

Renewable Electricity 1.3%
NextEra Energy Partners LP	40,713	1,923,689

TOTAL MASTER LIMITED PARTNERSHIPS (cost $121,148,135)		132,018,032

TOTAL LONG-TERM INVESTMENTS (cost $138,955,510)		149,769,390

SHORT-TERM INVESTMENT 2.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,242,058)(b)	3,242,058	3,242,058

TOTAL INVESTMENTS 102.0% (cost $142,197,568) (Note 5)		153,011,448
Liabilities in excess of other assets (2.0%)		(2,936,407)

NET ASSETS 100.0%		$150,075,041

The following abbreviation is used in portfolio descriptions:

PIPE—Private Investment in Public Entity

*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$14,391,738	$—	$—
Renewable Electricity	—	—	3,359,620
Master Limited Partnerships
Oil & Gas Equipment & Services	4,212,364	—	—
Oil & Gas Refining & Marketing	4,260,856	—	—
Oil & Gas Storage & Transportation	121,250,428	—	370,695
Renewable Electricity	1,923,689	—	—
Affiliated Money Market Mutual Fund	3,242,058	—	—

Total	$149,281,133	$—	$3,730,315

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Master Limited Partnerships
Balance as of 11/30/14	$—	$—
Accrued discount/premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	310,772	28,158
Purchases	3,048,848	342,537
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 5/31/15	$3,359,620	$370,695

*	Of which, $338,930 was relating to securities held at the reporting period end.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	9

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of May 31, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$3,359,620	Discount pricing	Discretionary discount rate
Master Limited Partnerships	370,695	Discount pricing	Discretionary discount rate

	$3,730,315

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2015 was as follows:

Oil & Gas Storage & Transportation	90.7%
Renewable Electricity	3.5
Oil & Gas Refining & Marketing	2.8
Oil & Gas Equipment & Services	2.8
Affiliated Money Market Mutual Fund	2.2%

102.0
Liabilities in excess of other assets	(2.0)

100.0%

See Notes to Financial Statements.

10

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MAY 31, 2015

Prudential Jennison MLP Fund

Statement of Assets & Liabilities

as of May 31, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $138,955,510)	$149,769,390
Affiliated Investments (cost $3,242,058)	3,242,058
Cash	90,909
Receivable for Fund shares sold	1,043,066
Income tax receivable	135,542
Dividends receivable	740
Prepaid expenses	152

Total assets	154,281,857

Liabilities
Deferred tax liability	1,801,404
Payable for investments purchased	1,680,382
Payable for Fund shares reacquired	492,880
Management fee payable	117,589
Accrued expenses and other liabilities	85,054
Distribution fee payable	21,355
Franchise tax payable	5,500
Affiliated transfer agent fee payable	2,652

Total liabilities	4,206,816

Net Assets	$150,075,041

Net assets were comprised of:
Shares of beneficial interest, at par	$13,484
Paid-in capital in excess of par	146,694,205

146,707,689
Accumulated net investment loss, net of deferred taxes	(606,346)
Accumulated net realized loss on investment transactions, net of deferred taxes	(3,066,300)
Net unrealized appreciation (depreciation) on investments, net of deferred taxes	7,039,998

Net assets, May 31, 2015	$150,075,041

See Notes to Financial Statements.

12

Class A
Net asset value and redemption price per share, ($31,019,930 ÷ 2,789,798 shares of beneficial interest issued and outstanding)	$11.12
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price to public	$11.77

Class C
Net asset value, offering price and redemption price per share, ($18,482,700 ÷ 1,680,794 shares of beneficial interest issued and outstanding)	$11.00

Class Z
Net asset value, offering price and redemption price per share,
($100,572,411 ÷ 9,013,334 shares of beneficial interest issued and outstanding)	$11.16

See Notes to Financial Statements.

Prudential Jennison MLP Fund	13

Statement of Operations

Six Months Ended May 31, 2015 (Unaudited)

Net Investment Loss
Income
Distributions from Master Limited Partnerships	$2,172,264
Less: Return of capital on distributions	(2,143,554)
Unaffiliated dividend income	269,211
Affiliated dividend income	3,029

Total income	300,950

Expenses
Management fee	564,883
Distribution fee—Class A	33,952
Distribution fee—Class C	68,122
Tax service fees	38,000
Registration fees	30,000
Audit fee	30,000
Transfer agent’s fees and expenses (including affiliated expense of $6,600)	27,000
Custodian and accounting fees	24,000
Reports to shareholders	17,000
Legal fees and expenses	11,000
Trustees’ fees	7,000
Franchise tax expense	5,500
Interest expense	330
Miscellaneous	3,315

Total expenses	860,102
Less: Management fee waiver and/or expense reimbursement	(46,095)
Distribution fee waiver—Class A	(5,659)

Net expenses	808,348

Net investment loss, before taxes	(507,398)
Tax benefit	173,814

Net investment loss, net of taxes	(333,584)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(5,305,997)
Tax benefit	1,856,296

(3,449,701)

Net change in unrealized appreciation (depreciation) on:
Investments	9,142,231
Tax expense	(3,177,647)

5,964,584

Net gain on investment transactions, net of taxes	2,514,883

Net Increase In Net Assets Resulting From Operations	$2,181,299

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2015	December 18, 2013* through November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment loss, net of deferred taxes	$(333,584)	$(272,762)
Net realized gain (loss) on investment transactions, net of deferred taxes	(3,449,701)	383,401
Net change in unrealized appreciation (depreciation) on investments, net of deferred taxes	5,964,584	1,075,414

Net increase in net assets resulting from operations	2,181,299	1,186,053

Distributions (Note 1)
Distribution from return of capital:
Class A	(480,655)	(226,931)
Class C	(296,047)	(189,253)
Class Z	(1,575,808)	(1,408,523)

	(2,352,510)	(1,824,707)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	76,743,145	107,847,438
Net asset value of shares issued in reinvestment of dividends and distributions	2,296,823	1,801,196
Cost of shares reacquired	(24,989,735)	(12,813,961)

Net increase in net assets from Fund share transactions	54,050,233	96,834,673

Total increase	53,879,022	96,196,019

Net Assets:
Beginning of period	96,196,019	—

End of period	$150,075,041	$96,196,019

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust operates as a Series company. The Trust currently consists of two investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison MLP Fund (the “Fund”) and Prudential Jennison 20/20 Focus Fund. The information presented in these financial statements pertains to the Prudential Jennison MLP Fund, a non-diversified series of the Trust. The Fund commenced investment operations on December 18, 2013. The investment objective of the Fund is to seek total return.

Note 1. Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

16

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison MLP Fund	17

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

MLPs: The Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Concentration of Risk: Since the Fund concentrates its investments in the energy and/ or natural resources sector, it will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting the sector. The

18

mentioned sectors have historically experienced substantial price volatility. MLPs and other companies operating in these sectors are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy and natural resources companies.

Return of Capital Estimates: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2015, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Offering and Organization Costs: Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Jennison MLP Fund	19

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund expects to pay distributions to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 35% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to

20

be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset; consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. At May 31, 2015, the Fund determined a valuation allowance was not required.

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2015, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Since the Fund will be subject to taxation on its taxable income, the Net Asset Value of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Fund’s benchmark Index, however, is calculated without any adjustments for taxes.

Prudential Jennison MLP Fund	21

Notes to Financial Statements

(Unaudited) continued

As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.92%.

PI has contractually agreed to limit net annual fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (including deferred tax expenses), interest, brokerage, extraordinary and certain other expenses) of each class of shares to 1.25% of the Fund’s average daily net assets. This waiver may not be terminated prior to March 31, 2016 without the prior approval of the Fund’s Board of Trustees.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

22

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to

.25% of the average daily net assets of the Class A shares through March 31, 2016.

PIMS has advised the Fund that it has received $217,072 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2015, it received $1,520 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of- pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

As of May 31, 2015, The Prudential Income Builder Fund and the Prudential Real Assets Fund were the beneficial owners of approximately 15% and 5%, respectively, of the total outstanding shares of the Fund. In addition, as of May 31, 2015, Prudential was the beneficial owner of approximately 15% of the Class Z shares of the Fund.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2015, were $86,006,893 and $33,394,293, respectively.

Prudential Jennison MLP Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The Fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated rate of 1.7% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2015	Current	Deferred	Total
Federal	$—	$1,097,039	$1,097,039
State	—	50,498	50,498

Total tax expense	$—	$1,147,537	$1,147,537

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount
Application of statutory income tax rate	$1,165,093
State income taxes, net of Federal benefit	55,601
Effect of permanent difference	(80,331)
Change in estimated state deferred rates	(1,773)
Other	8,947

Total income tax expense/(benefit)	$1,147,537

As of May 31, 2015, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$1,348,133
Capital loss carryforward	1,326,720
Other	3,779

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(4,423,823)
Income from MLP Investments	(56,213)

Net deferred tax liability	$(1,801,404)

24

As of May 31, 2015, the Fund determined that a valuation allowance to reduce any deferred tax assets was not required.

Net operating loss carryforwards are available to offset future taxable income. Net operating loss carryforwards can be carried forward for 20 years and, accordingly, would begin to expire as of November 30, 2035. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2015	$3,676,364	November 30, 2035

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2019. The Fund has capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2014	$86,912	November 30, 2019
November 30, 2015	3,531,058	November 30, 2020

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2015 were as follows:

Tax Basis	$140,947,667

Appreciation	13,901,347
Depreciation	(1,837,566)

Net Unrealized Appreciation	$12,063,781

The book basis may differ from tax basis due to certain tax related adjustments.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Prudential Jennison MLP Fund	25

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of May 31, 2015, Prudential owned 1,058 Class A shares, 1,058 Class C shares and 1,318,434 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2015:
Shares sold	1,602,980	$17,453,975
Shares issued in reinvestment of dividends and distributions	39,167	436,357
Shares reacquired	(238,075)	(2,575,002)

Net increase (decrease) in shares outstanding before conversion	1,404,072	15,315,330
Shares issued upon conversion from other share class(es)	11,352	123,318
Shares reacquired upon conversion in to other share class(es)	(7,064)	(75,653)

Net increase (decrease) in shares outstanding	1,408,360	$15,362,995

Period ended November 30, 2014*:
Shares sold	1,618,240	$18,608,241
Shares issued in reinvestment of dividends and distributions	17,836	207,050
Shares reacquired	(255,073)	(2,911,520)

Net increase (decrease) in shares outstanding before conversion	1,381,003	15,903,771
Shares issued upon conversion from Class Z	1,436	16,576
Shares reacquired upon conversion into Class Z	(1,001)	(11,445)

Net increase (decrease) in shares outstanding	1,381,438	$15,908,902

26

Class C	Shares	Amount
Six months ended May 31, 2015:
Shares sold	882,736	$9,554,780
Shares issued in reinvestment of dividends and distributions	25,919	285,886
Shares reacquired	(85,865)	(927,854)

Net increase (decrease) in shares outstanding	822,790	$8,912,812

Period ended November 30, 2014*:
Shares sold	889,335	$9,992,738
Shares issued in reinvestment of dividends and distributions	16,224	185,880
Shares reacquired	(47,555)	(544,616)

Net increase (decrease) in shares outstanding	858,004	$9,634,002

Class Z
Six months ended May 31, 2015:
Shares sold	4,534,740	$49,734,390
Shares issued in reinvestment of dividends and distributions	140,885	1,574,580
Shares reacquired	(2,002,861)	(21,486,879)

Net increase (decrease) in shares outstanding before conversion	2,672,764	29,822,091
Shares issued upon conversion from other share class(es)	7,047	75,653
Shares reacquired upon conversion into other share class(es)	(11,317)	(123,318)

Net increase (decrease) in shares outstanding	2,668,494	$29,774,426

Period ended November 30, 2014*:
Shares sold	7,034,345	$79,246,459
Shares issued in reinvestment of dividends and distributions	121,952	1,408,266
Shares reacquired	(811,023)	(9,357,825)

Net increase (decrease) in shares outstanding before conversion	6,345,274	71,296,900
Shares issued upon conversion from Class A	999	11,445
Shares reacquired upon conversion into Class A	(1,433)	(16,576)

Net increase (decrease) in shares outstanding	6,344,840	$71,291,769

*	Commencement of operations was December 18, 2013.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Jennison MLP Fund	27

Notes to Financial Statements

(Unaudited) continued

The Fund utilized the SCA during the six months ended May 31, 2015. The average daily balance for the 5 days that the Fund had loans outstanding during the period was $1,686,000, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $2,066,000.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

28

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31, 2015(c)		December 18, 2013(b) through November 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.19		$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(i)	(.09)
Net realized and unrealized gain on investments	.14		1.71
Total from investment operations	.14		1.62
Less Distributions:
Return of capital distributions	(.21)		(.43)
Net asset value, end of period	$11.12		$11.19
Total Return(a)	1.22%		16.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,020		$15,465
Average net assets (000)	$22,697		$4,308
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.50%	(e)	1.50%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	3.53%	(e)(g)	3.14%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.64%	(e)	2.07%	(e)
Net investment loss	(.37)%	(e)	(1.24)%	(e)
Net investment loss, net of taxes	(.07)%	(e)(h)	(.86)%	(e)(h)
Portfolio turnover rate	29%	(f)	67%	(f)

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculations are based on the average daily number of shares outstanding.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses).

(h) Tax estimate for the ratio calculation is derived from the net investment loss only.

(i) Less than $0.005 per share.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended May 31, 2015(c)		December 18, 2013(b) through November 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.12		$10.00
Income (loss) from investment operations:
Net investment loss	(.05)		(.17)
Net realized and unrealized gain on investments	.14		1.72
Total from investment operations	.09		1.55
Less Distributions:
Return of capital distributions	(.21)		(.43)
Net asset value, end of period	$11.00		$11.12
Total Return(a)	0.78%		15.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,483		$9,538
Average net assets (000)	$13,662		$4,071
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	2.25%	(e)	2.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	4.28%	(e)(g)	3.89%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	2.34%	(e)	2.92%	(e)
Net investment loss	(1.29)%	(e)	(1.94)%	(e)
Net investment loss, net of taxes	(.98)%	(e)(h)	(1.56)%	(e)(h)
Portfolio turnover rate	29%	(f)	67%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculations are based on the average daily number of shares outstanding.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses).

(h) Tax estimate for the ratio calculation is derived from the net investment loss only.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended May 31, 2015(c)		December 18, 2013(b) through November 30, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.22		$10.00
Income (loss) from investment operations:
Net investment loss	(.04)		(.06)
Net realized and unrealized gain on investments	.19		1.71
Total from investment operations	.15		1.65
Less Distributions:
Return of capital distributions	(.21)		(.43)
Net asset value, end of period	$11.16		$11.22
Total Return(a)	1.31%		16.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100,572		$71,193
Average net assets (000)	$76,929		$33,643
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.25%	(e)	1.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	3.28%	(e)(g)	2.89%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.34%	(e)	2.08%	(e)
Net investment loss	(.98)%	(e)	(.93)%	(e)
Net investment loss, net of taxes	(.68)%	(e)(h)	(.55)%	(e)(h)
Portfolio turnover rate	29%	(f)	67%	(f)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculations are based on the average daily number of shares outstanding.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses).

(h) Tax estimate for the ratio calculation is derived from the net investment loss only.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison MLP Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MLP FUND

SHARE CLASS	A	C	Z
NASDAQ	PRPAX	PRPCX	PRPZX
CUSIP	74440G701	74440G800	74440G883

MF218E2    0279988-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date:	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	July 20, 2015
By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer
Date:	July 20, 2015